SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) segment	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Segment information
Number of operating segments | segment	2
Net revenues
Net revenues	$ 290,781	$ 202,304	$ 133,871
Cost of Goods and Services Sold [Abstract]
Cost of revenues	154,943	106,405	71,079
Gross profit
Gross profit	135,838	95,899	62,792
Operating expenses:
Selling and marketing expenses	41,059	28,879	18,486
General and administrative expenses	52,331	32,053	23,447
Research and development expenses	1,401	1,603	1,270
Total operating expenses	94,791	62,535	43,203
Income from operations	41,047	33,364	19,589
Medical examinations and other medical services
Net revenues
Net revenues	285,292	202,304	133,871
Cost of Goods and Services Sold [Abstract]
Cost of revenues	151,348	106,405	71,079
Gross profit
Gross profit	133,944	95,899	62,792
Medical examinations and other medical services | Medical examinations
Net revenues
Net revenues	244,945	173,903	116,449
Medical examinations and other medical services | Disease screening
Net revenues
Net revenues	19,689	15,017	9,240
Medical examinations and other medical services | Other services
Net revenues
Net revenues	20,658	$ 13,384	$ 8,182
Dental services
Net revenues
Net revenues	5,489
Cost of Goods and Services Sold [Abstract]
Cost of revenues	3,595
Gross profit
Gross profit	$ 1,894